Schedule of Investments (unaudited)
December 31, 2022
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
Boeing Co.(a)	18,734	$ 3,568,640
General Dynamics Corp.	8,296	2,058,321
L3Harris Technologies, Inc.	6,496	1,352,532
Lockheed Martin Corp.	7,990	3,887,055
Northrop Grumman Corp.	5,003	2,729,687
Raytheon Technologies Corp.	50,259	5,072,138
		18,668,373
Air Freight & Logistics — 0.6%
FedEx Corp.	8,204	1,420,933
United Parcel Service, Inc., Class B	25,130	4,368,599
		5,789,532
Automobiles — 1.6%
Ford Motor Co.	134,726	1,566,863
General Motors Co.	48,429	1,629,152
Tesla, Inc.(a)	88,363	10,884,554
		14,080,569
Banks — 4.0%
Bank of America Corp.	240,131	7,953,139
Citigroup, Inc.	66,185	2,993,548
JPMorgan Chase & Co.	99,724	13,372,988
PNC Financial Services Group, Inc.	13,761	2,173,412
Truist Financial Corp.	45,537	1,959,457
U.S. Bancorp	45,879	2,000,783
Wells Fargo & Co.	129,668	5,353,992
		35,807,319
Beverages — 2.3%
Coca-Cola Co.	133,496	8,491,680
Constellation Brands, Inc., Class A	5,179	1,200,233
Keurig Dr Pepper, Inc.	29,254	1,043,198
Monster Beverage Corp.(a)	12,586	1,277,857
PepsiCo, Inc.	47,270	8,539,798
		20,552,766
Biotechnology — 2.8%
AbbVie, Inc.	60,428	9,765,769
Amgen, Inc.	18,259	4,795,544
Gilead Sciences, Inc.	42,921	3,684,768
Moderna, Inc.(a)	11,343	2,037,430
Regeneron Pharmaceuticals, Inc.(a)	3,545	2,557,682
Vertex Pharmaceuticals, Inc.(a)	8,743	2,524,803
		25,365,996
Building Products — 0.2%
Johnson Controls International PLC	23,637	1,512,768
Capital Markets — 3.0%
BlackRock, Inc.(b)	5,132	3,636,689
Blackstone, Inc., Class A, NVS	23,925	1,774,996
Charles Schwab Corp.	51,965	4,326,606
CME Group, Inc., Class A	12,264	2,062,314
Goldman Sachs Group, Inc.	11,210	3,849,290
Intercontinental Exchange, Inc.	18,865	1,935,360
Moody’s Corp.	5,459	1,520,987
Morgan Stanley	42,151	3,583,678
S&P Global, Inc.	11,131	3,728,217
		26,418,137
Chemicals — 1.4%
Air Products and Chemicals, Inc.	7,568	2,332,912
Dow, Inc.	24,063	1,212,535
Ecolab, Inc.	8,495	1,236,532
Security	Shares	Value
Chemicals (continued)
Linde PLC	16,893	$ 5,510,159
Sherwin-Williams Co.	8,174	1,939,935
		12,232,073
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	14,019	2,199,301
Communications Equipment — 0.7%
Cisco Systems, Inc.	140,504	6,693,611
Consumer Finance — 0.5%
American Express Co.	20,579	3,040,547
Capital One Financial Corp.	13,006	1,209,038
		4,249,585
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(a)	61,683	19,053,879
Diversified Telecommunication Services — 1.1%
AT&T Inc.	244,787	4,506,529
Verizon Communications, Inc.	143,699	5,661,740
		10,168,269
Electric Utilities — 1.6%
American Electric Power Co., Inc.	17,570	1,668,272
Duke Energy Corp.	26,321	2,710,800
Exelon Corp.	33,976	1,468,782
NextEra Energy, Inc.	67,897	5,676,189
Southern Co.	37,177	2,654,810
		14,178,853
Electrical Equipment — 0.5%
Eaton Corp. PLC	13,649	2,142,210
Emerson Electric Co.	20,180	1,938,491
		4,080,701
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	48,290	2,581,583
Entertainment — 1.3%
Activision Blizzard, Inc.	26,595	2,035,847
Netflix, Inc.(a)	14,965	4,412,879
Walt Disney Co.(a)	62,295	5,412,190
		11,860,916
Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	15,865	3,361,159
Crown Castle, Inc.	14,749	2,000,554
Digital Realty Trust, Inc.	9,798	982,445
Equinix, Inc.	3,158	2,068,585
Prologis, Inc.	31,471	3,547,726
Public Storage	5,330	1,493,413
		13,453,882
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	15,137	6,910,040
Sysco Corp.	17,306	1,323,044
Walgreens Boots Alliance, Inc.	24,559	917,524
Walmart, Inc.	48,595	6,890,285
		16,040,893
Food Products — 0.8%
Archer-Daniels-Midland Co.	18,685	1,734,902
General Mills, Inc.	20,359	1,707,102
Kraft Heinz Co.	23,837	970,405
Mondelez International, Inc., Class A	46,611	3,106,623
		7,519,032
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	58,630	6,436,988

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	17,089	$ 871,026
Becton Dickinson and Co.	9,709	2,468,999
Boston Scientific Corp.(a)	48,835	2,259,595
Edwards Lifesciences Corp.(a)	21,113	1,575,241
Intuitive Surgical, Inc.(a)	12,048	3,196,937
Medtronic PLC	45,700	3,551,804
Stryker Corp.	12,008	2,935,836
		23,296,426
Health Care Providers & Services — 4.0%
Centene Corp.(a)	19,434	1,593,782
Cigna Corp.	10,229	3,389,277
CVS Health Corp.	44,815	4,176,310
Elevance Health, Inc.	8,237	4,225,334
HCA Healthcare, Inc.	7,375	1,769,705
Humana, Inc.	4,324	2,214,710
McKesson Corp.	4,846	1,817,831
UnitedHealth Group, Inc.	31,983	16,956,747
		36,143,696
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	12,820	1,096,110
Booking Holdings, Inc.(a)	1,329	2,678,307
Marriott International, Inc., Class A	9,074	1,351,028
McDonald’s Corp.	25,267	6,658,612
Starbucks Corp.	39,205	3,889,136
		15,673,193
Household Products — 1.8%
Colgate-Palmolive Co.	28,311	2,230,624
Kimberly-Clark Corp.	11,502	1,561,396
Procter & Gamble Co.	80,710	12,232,408
		16,024,428
Industrial Conglomerates — 1.2%
3M Co.	18,849	2,260,372
General Electric Co.	37,449	3,137,852
Honeywell International, Inc.	23,044	4,938,329
		10,336,553
Insurance — 1.7%
American International Group, Inc.	25,403	1,606,486
Aon PLC, Class A	7,002	2,101,580
Chubb Ltd.	14,205	3,133,623
Marsh & McLennan Cos., Inc.	16,933	2,802,073
MetLife, Inc.	22,576	1,633,825
Progressive Corp.	19,956	2,588,493
Travelers Cos., Inc.	7,993	1,498,607
		15,364,687
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(a)	205,657	18,145,117
Alphabet, Inc., Class C, NVS(a)	182,389	16,183,376
Meta Platforms, Inc., Class A(a)	76,860	9,249,332
		43,577,825
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.(a)	303,886	25,526,424
IT Services — 5.0%
Accenture PLC, Class A	21,665	5,781,088
Automatic Data Processing, Inc.	14,278	3,410,443
Block, Inc., Class A(a)(c)	18,316	1,150,977
Cognizant Technology Solutions Corp., Class A	17,619	1,007,631
Fidelity National Information Services, Inc.	20,260	1,374,641
Fiserv, Inc.(a)(c)	20,124	2,033,933
International Business Machines Corp.	30,772	4,335,467
Security	Shares	Value
IT Services (continued)
Mastercard, Inc., Class A	29,091	$ 10,115,813
PayPal Holdings, Inc.(a)	38,968	2,775,301
Snowflake, Inc., Class A(a)	10,455	1,500,711
Visa, Inc., Class A	56,288	11,694,395
		45,180,400
Life Sciences Tools & Services — 1.6%
Danaher Corp.	22,130	5,873,744
Illumina, Inc.(a)	5,373	1,086,421
Thermo Fisher Scientific, Inc.	13,375	7,365,479
		14,325,644
Machinery — 1.2%
Caterpillar, Inc.	17,788	4,261,293
Deere & Co.	9,425	4,041,063
Illinois Tool Works, Inc.	10,442	2,300,373
		10,602,729
Media — 0.7%
Charter Communications, Inc., Class A(a)(c)	3,662	1,241,784
Comcast Corp., Class A	146,669	5,129,015
		6,370,799
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	48,722	1,851,436
Newmont Corp.	27,074	1,277,893
Southern Copper Corp.	2,890	174,527
		3,303,856
Multiline Retail — 0.5%
Dollar General Corp.	7,706	1,897,603
Target Corp.	15,837	2,360,346
		4,257,949
Multi-Utilities — 0.4%
Dominion Energy, Inc.	28,450	1,744,554
Sempra Energy	10,752	1,661,614
		3,406,168
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	66,122	11,868,238
ConocoPhillips	42,614	5,028,452
EOG Resources, Inc.	19,989	2,588,975
Exxon Mobil Corp.	140,896	15,540,829
Kinder Morgan, Inc.	67,890	1,227,451
Marathon Petroleum Corp.	15,990	1,861,076
Occidental Petroleum Corp.(c)	27,126	1,708,667
Pioneer Natural Resources Co.	8,104	1,850,872
Valero Energy Corp.	12,552	1,592,347
		43,266,907
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	7,841	1,945,430
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	72,815	5,239,039
Eli Lilly & Co.	28,810	10,539,851
Johnson & Johnson	89,979	15,894,790
Merck & Co., Inc.	86,494	9,596,509
Pfizer, Inc.	193,239	9,901,567
Zoetis, Inc., Class A	16,098	2,359,162
		53,530,918
Road & Rail — 1.1%
CSX Corp.	71,804	2,224,488
Norfolk Southern Corp.	7,900	1,946,718

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail (continued)
Uber Technologies, Inc.(a)	65,607	$ 1,622,461
Union Pacific Corp.	21,016	4,351,783
		10,145,450
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.(a)	55,227	3,577,053
Analog Devices, Inc.	17,539	2,876,922
Applied Materials, Inc.	29,362	2,859,272
Broadcom, Inc.	13,505	7,551,051
Intel Corp.	139,910	3,697,821
KLA Corp.	4,830	1,821,055
Lam Research Corp.	4,687	1,969,946
Marvell Technology, Inc.	28,922	1,071,271
Micron Technology, Inc.	37,124	1,855,457
NVIDIA Corp.	82,340	12,033,168
QUALCOMM, Inc.	38,314	4,212,241
Texas Instruments, Inc.	31,027	5,126,281
		48,651,538
Software — 9.9%
Adobe, Inc.(a)	15,877	5,343,087
Atlassian Corp., Class A(a)(c)	4,913	632,205
Autodesk, Inc.(a)	7,433	1,389,005
Intuit, Inc.	9,419	3,666,063
Microsoft Corp.	255,829	61,352,911
Oracle Corp.	52,265	4,272,141
Palo Alto Networks, Inc.(a)	10,043	1,401,400
Roper Technologies, Inc.	3,615	1,562,005
Salesforce, Inc.(a)	32,901	4,362,344
ServiceNow, Inc.(a)	6,842	2,656,543
VMware, Inc., Class A	7,220	886,327
Workday, Inc., Class A(a)	6,821	1,141,358
		88,665,389
Specialty Retail — 2.1%
Home Depot, Inc.	35,331	11,159,650
Lowe’s Cos., Inc.	21,234	4,230,662
TJX Cos., Inc.	39,678	3,158,369
		18,548,681
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 7.5%
Apple Inc.	513,852	$ 66,764,790
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	41,897	4,902,368
Tobacco — 0.9%
Altria Group, Inc.	61,294	2,801,749
Philip Morris International, Inc.	52,977	5,361,802
		8,163,551
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	20,365	2,851,100
Total Long-Term Investments — 99.8% (Cost: $918,004,352)		893,334,937
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(b)(d)(e)	4,062,263	4,063,482
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(b)(d)	1,458,685	1,458,685
Total Short-Term Securities — 0.6% (Cost: $5,521,895)		5,522,167
Total Investments — 100.4% (Cost: $923,526,247)		898,857,104
Liabilities in Excess of Other Assets — (0.4)%		(3,441,271)
Net Assets — 100.0%		$ 895,415,833
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 249,903	$ 3,809,160(a)	$ —	$ 4,113	$ 306	$ 4,063,482	4,062,263	$ 11,622(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,385,000	73,685(a)	—	—	—	1,458,685	1,458,685	19,872	1
BlackRock, Inc.	3,604,590	1,276,225	(965,126)	178,339	(457,339)	3,636,689	5,132	68,325	—
				$ 182,452	$ (457,033)	$ 9,158,856		$ 99,819	$ 1
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Russell Top 200 ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	03/17/23	$ 1,931	$ (50,601)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 893,334,937	$ —	$ —	$ 893,334,937
Short-Term Securities
Money Market Funds	5,522,167	—	—	5,522,167
	$ 898,857,104	$ —	$ —	$ 898,857,104
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (50,601)	$ —	$ —	$ (50,601)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s
4